Summary of Significant Accounting Policies - Disaggregated by Revenue Sources (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disaggregation Of Revenue [Line Items]
Total net revenues	¥ 2,903,915	$ 445,044	¥ 3,103,958	¥ 2,228,117
K-12 tutoring services - group class
Disaggregation Of Revenue [Line Items]
Total net revenues	1,153,658		1,103,607	817,843
K-12 tutoring services - personalized
Disaggregation Of Revenue [Line Items]
Total net revenues	580,533		553,654	364,554
K-12 tutoring services - full-time
Disaggregation Of Revenue [Line Items]
Total net revenues	472,082		286,593
Study-abroad test preparation services
Disaggregation Of Revenue [Line Items]
Total net revenues	553,647		941,537	860,687
Study-abroad consulting services
Disaggregation Of Revenue [Line Items]
Total net revenues	¥ 143,995		¥ 218,567	¥ 185,033